Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Restricted cash and cash equivalents	$ 1,261.0	$ 789.6
Recoverables on paid losses	884.3	686.8
Short sale and derivative obligations, holding company	152.9	189.4
Holding company cash and investments
Statement [Line Items]
Assets pledged for derivative obligations, at cost	111.0	79.5
Short sale and derivative obligations, holding company	32.1	22.8
Portfolio investments
Statement [Line Items]
Restricted cash and cash equivalents	1,246.4	751.9
Bonds, at cost	13,836.3	14,916.1
Preferred stocks, at cost	576.6	268.3
Common stocks, at cost	4,717.2	4,635.5
Fair value of investments in associates	5,671.9	4,154.3
Fair value of investments in associates held-for-sale	0.0	729.5
Derivatives and other invested assets, at cost	888.2	944.4
Assets pledged for derivative obligations, at cost	119.6	196.1
Portfolio investments | Non-insurance companies, Fairfax India
Statement [Line Items]
Fairfax India cash, portfolio investments and associates, fair value	$ 3,336.4	$ 2,791.0